Accrued maintenance liability (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Maintenance Liability [Abstract]
Schedule of movements in accrued maintenance liability
Movements in accrued maintenance liability during the six months ended June 30, 2026 and 2025 were as follows:

	Six Months Ended June 30,
	2026	2025
Accrued maintenance liability at beginning of period	$3,534,388	$3,327,347
Maintenance payments received	456,395	462,937
Maintenance payments returned	(125,689)	(81,268)
Release to income upon sale	(90,355)	(90,637)
Release to income other than upon sale	(76,461)	(76,389)
Lessor contribution, top-ups and other	(41,442)	(73,104)
Accrued maintenance liability at end of period	$3,656,836	$3,468,886